UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2007
                                               -------------------


Check here if Amendment [    ]; Amendment Number:    _
                                                 ---- --   -------
This Amendment (Check only one.):       [  ]is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                      Place                     Date of Signing

/S/ JEFFREY L. BERKOWITZ            NEW YORK, NY               FEBRUARY 13, 2008


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         15
                                                --

Form 13F Information Table Value Total:        $18,341
                                               -------

                                              (thousands)




List of Other Included Managers:

None


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Voting Authority

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                      VALUE  SHRS OR   SH/ PUT/  INVESTMENT  OTHER
 NAME OF ISSUER              CLASS          CUSIP       (X1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC            COM          037833100     7,923   40,000   SH           SOLE               40,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC               CL A         093679108       235    5,519        CALL    SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC               CL A         093679108     3,315  850,000   SH           SOLE              850,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM          172967101        74      500        PUT     SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM          172967101       168      500        PUT     SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO  CL A         192446102        66      175        PUT     SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROCS INC                     COM          227046109       736   20,000   SH           SOLE               20,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROCS INC                     COM          227046109       408    1,200        CALL    SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP        COM          269246104       244    1,500        PUT     SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                      COM          278642103       110      500        PUT     SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD          SPONSORED    34415V109       113      150        CALL    SOLE
                              ADR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD          SPONSORED    34415V109     1,136   20,000   SH           SOLE               20,000
                              ADR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD        COM          760975102       650      500        PUT     SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM          984332106     3,140  135,000   SH           SOLE              135,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM          984332106        24      750        CALL    SOLE
                                                        18,341